Loans and The Allowance for Loan Losses - Activity in valuation allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Loans and The Allowance for Loan Losses
Beginning balance	$ 25
Provisions charged to expense	189
Direct write-downs	$ (214)